Income tax expense (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Income Tax Rates	Italian companies are subject to two enacted income taxes at the following rates:

	2019	2018	2017
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax)	4.82%	4.82%	4.82%

Summary of Total Income Taxes
Total income taxes for the years ended December 31, 2019, 2018 and 2017 are allocated as follows:

	2019	2018	2017
Current:
- Domestic	(585)	(4,504)	(40)
- Foreign	(1,400)	(3,052)	(3,777)

Total (a)	(1,985)	(7,556)	(3,817)

Deferred:
- Domestic	(387)	270	(310)
- Foreign	37	(143)	1,241

Total (b)	(350)	127	931

Total (a + b)	(2,335)	(7,429)	(2,886)

Summary of Consolidated Profit (Loss) Before Income Taxes and Non-Controlling Interest
Consolidated profit/(loss) before income taxes and
Non-controlling
interests of the consolidated statement of profit or loss for the years ended December 31, 2019, 2018 and 2017, is analysed as follows:

	2019	2018	2017
Domestic	(24,808)	40,822	(28,358)
Foreign	(6,537)	(274)	399

Total	(31,345)	40,548	(27,959)

Reconciliation of Income Tax Expense
The effective income taxes differ from the expected income tax expense (computed by applying the IRES state tax, which is 24% for 2019, 2018 and 2017, to income before income taxes and
Non-controlling
interests) as follows:

	2019	2018	2017
Expected tax benefit (expense) at statutory tax rates	7,523	(9,732)	6,710
Effect of:
- Tax exempt income	3,297	1,665	952
- Aggregate effect of different tax rates in foreign jurisdictions	(139)	208	25
- Italian regional tax	(78)	(46)	(39)
- Non-deductible expenses	(4,521)	(2,667)	(1,972)
- Tax effect on unremitted earnings	(430)	(1,252)	(1,998)
- Non taxable gain from disposal and loss of control of a subsidiary	—	17,193	—
- Chinese withholding tax on income not recoverable	(139)	(4,458)	—
- Tax audit settlement for other taxes	—	—	930
- Effect of net change in deferred tax assets unrecognised	(7,848)	(8,340)	(7,494)

Actual tax charge	(2,335)	(7,429)	(2,886)

Summary of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as at December 31, 2019 and 2018 are presented below:

Deferred tax assets	31/12/19	31/12/18
Deferred costs	845	—
Provision for contingent liabilities	677	621
Inventories obsolescence	297	152
Intercompany profit on inventories	59	1,162
Other temporary differences	96	92

Total deferred tax assets	1,974	2,027

Deferred tax liabilities	31/12/19	31/12/18
Deferred revenue (IFRS 15)	(934)	(716)
Unrealised net gains on foreign exchange rate	(396)	(735)
Withholding tax on unremitted earnings of subsidiaries	(430)	—
Other temporary differences	(131)	(143)

Total deferred tax liabilities	(1,891)	(1,594)

Summary of Reconciliation of Deferred Tax Assets and Liabilities Included in Consolidated Statements of Financial Position
The following tables show the reconciliation of deferred tax assets and deferred tax liabilities with the balances included in the consolidated statements of financial position as at December 31, 2019 and 2018.

	31/12/19	31/12/18
Deferred tax assets	1,974	2,027
Deferred tax liabilities compensated	(1,461)	(1,552)

Net deferred tax assets	513	475

Deferred tax liabilities	(430)	(42)

Summary of Movements in deferred Tax Balances
Movements in deferred tax balances occurred during 2019, 2018 and 2017 are analysed as follows:

	Def. tax assets	Def. tax liabilities	Total
Balance as at January 1, 2017	2,557	(3,174)	(617)
Recognised in profit or loss	99	832	931
Recognised in OCI	—	(8)	(8)

Balance as at December 31, 2017	2,656	(2,350)	306
Recognised in profit or loss	(629)	756	127
Recognised in OCI	—	—	—

Balance as at December 31, 2018	2,027	(1,594)	433
Recognised in profit or loss	(53)	(297)	(350)
Recognised in OCI	—	—	—

Balance as at December 31, 2019	1,974	(1,891)	83

Summary of Unrecognised Deferred Tax Assets
Deferred tax assets have not been recognised in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

Unrecognised deferred tax assets	31/12/19	31/12/18
Tax loss carry-forwards	97,544	99,133
Provision for contingent liabilities	5,839	3,234
Inventory obsolescence	2,336	2,055
Allowance for doubtful accounts	2,296	2,145
Intercompany profit on inventories	1,643	1,040
Provision for warranties	1,419	1,343
Impairment of property, plant and equipment	984	1,228
Goodwill and intangible assets	483	569
IAS 19 adjustment - employees’ leaving entitlement	389	470
Deferred costs	—	541
Other temporary differences	1,124	1,304

Total unrecognised deferred tax assets	114,057	113,062

Summary of Tax Loss Carry Forward
As at December 31, 2019 and 2018 the tax losses carried-forward of the Group expire as follows:

	2019	Expire date	2018	Expire date
Expire in five years	26,180	2020-2024	25,647	2019-2023
Expire after five years	34,078	> 2024	39,333	> 2023
Never expire	339,563	—	328,650	—

Total	399,821		393,630